Non-controlling Interests and Equity Attributable to Other Equity Instruments Holders	12 Months Ended
Mar. 31, 2018
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Non-controlling Interests and Equity Attributable to Other Equity Instruments Holders
25	NON-CONTROLLING INTERESTS AND EQUITY ATTRIBUTABLE TO OTHER EQUITY INSTRUMENTS HOLDERS

Non-controlling interests

Non-controlling interests at March 31, 2018 and 2017 consisted of the following:

	At March 31,
	2018	2017
	(In millions)
Preferred securities issued by subsidiaries	¥730,153	¥870,979
Others	502,827	634,022

Total non-controlling interests	¥1,232,980	¥1,505,001

Preferred securities issued by subsidiaries

Preferred securities issued by subsidiaries consisted of the following:

	Redemption at the option of Issuer(1)	At March 31,
		2018	2017
		(In millions)
SMFG Preferred Capital JPY 1 Limited (non-cumulative perpetual preferred securities)	January 2018	¥—	¥135,000
SMFG Preferred Capital USD 3 Limited (non-cumulative step-up perpetual preferred securities)	July 2018	143,438	151,456
SMFG Preferred Capital GBP 2 Limited (non-cumulative step-up perpetual preferred securities)	January 2029	37,215	35,023
SMFG Preferred Capital JPY 2 Limited
Series A (non-cumulative step-up perpetual preferred securities)	January 2019	113,000	113,000
Series B (non-cumulative perpetual preferred securities)	July 2019	140,000	140,000
Series E (non-cumulative perpetual preferred securities)	July 2019	33,000	33,000
SMFG Preferred Capital JPY 3 Limited
Series A (non-cumulative step-up perpetual preferred securities)	January 2020	99,000	99,000
Series B (non-cumulative perpetual preferred securities)	January 2020	164,500	164,500

Preferred securities issued by subsidiaries		¥730,153	¥870,979

(1)	Subject to the prior approval of the Financial Services Agency of Japan (“FSA”), preferred securities are redeemable at any dividend payment date on and after a specific month and the month shown in this column is such a specific month of each preferred security.

Others

Others represent the equity in the SMBC Group’s subsidiaries not attributable, directly or indirectly, to the SMBC Group. They were not considered individually material to the SMBC Group at March 31, 2018 and 2017.

Equity attributable to other equity instruments holders

Equity attributable to other equity instruments holders at March 31, 2018 and 2017 consisted of the following:

	At March 31,
	2018	2017
	(In millions)
Perpetual subordinated bonds	¥599,522	¥449,709

Total equity attributable to other equity instruments holders	¥599,522	¥449,709

SMFG issued perpetual subordinated bonds, which are Basel III-compliant Additional Tier 1 capital instruments and are classified as equity under IFRS.

The bonds bear a fixed rate of interest until the first call date. After the first call date, they will bear floating rate of interest unless they are redeemed. SMFG may at any time and in its sole discretion, elect to cancel any interest payment. If cancelled, interest payments are non-cumulative and will not increase to compensate for any short-fall in interest payments in any previous year.

These bonds are undated, have no final maturity date and may be redeemed at SMFG’s option, in whole, but not in part, on the first call date or any interest payment dates thereafter subject to prior confirmation of the FSA.

The principal amount of the bonds may be written down upon the occurrence of certain trigger events. For example, if the Common Equity Tier 1 capital ratio falls below 5.125% (“Capital Ratio Event”), the principal amount required to fully restore the Common Equity Tier 1 capital ratio above 5.125% will be written down.

The principal amount of the bonds which has been written down due to a Capital Ratio Event may be reinstated at SMFG’s option, subject to prior confirmation of the FSA of Japan that the Common Equity Tier 1 capital ratio remains at a sufficiently high level after giving effect to such reinstatement.